UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 4870
General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

The Fund

General New York
Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 2007, through May 31, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets have encountered heightened volatility in an ongoing credit crisis, we recently have seen signs of potential improve-ment.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors and economists.At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The Fed has aggressively reduced the overnight rate by 250 basis points — to 2% as of this reporting period — which has resulted in lower yields for virtually all true money market instruments. In addition, volatility in the stock and bond markets also has allowed the money markets to maintain record levels of demand, since money market funds are obligated under strict regulations to seek preservation of capital as their main function.Your financial advisor can help you assess current risks and your need for liquidity and take advantage of potential opportunities in other asset classes given your individual needs and financial goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2007, through May 31, 2008, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2008, General New York Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 2.27% and 1.88%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 2.30% and 1.89%, respectively.1

Tax-exempt money market instruments were primarily influenced by lower short-term interest rates during the reporting period, as the Federal Reserve Board (the “Fed”) attempted to stimulate economic growth and promote liquidity in the midst of a credit crisis.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Credit and Economic Woes Hurt Investor Sentiment

Economic conditions deteriorated over the reporting period as a result of sustained weakness in U.S. housing markets and soaring food and energy costs. Moreover, a credit crisis that originated in the sub-prime mortgage market caused newly risk-averse investors to flock to the relative safety of U.S.Treasury securities and money market funds, sparking price dislocations in longer-term fixed-income markets.

The Fed attempted to address the downturns in the economy and credit markets by injecting liquidity into the banking system and cutting the federal funds rate. By the start of the reporting period, the Fed already had implemented two interest-rate reductions, driving the overnight rate from 5.25% to 4.50% . However, more disappointing economic data and news of massive sub-prime related losses by major financial institutions led to renewed market turbulence, and the Fed responded with another rate cut in December.

Additional evidence of economic weakness accumulated over the first several months of 2008, including the first monthly job losses in more than four years.The Fed took particularly aggressive action in late January, easing the federal funds rate by 125 basis points in two moves.Additional reductions of 75 basis points in March and 25 basis points in April left the federal funds rate at just 2% by the end of the reporting period.

Assets Flowed into Tax-Exempt Money Market Funds

Although tax-exempt money market yields declined along with short-term interest rates, a record level of assets flowed into municipal money market funds from risk-averse investors. Early in the reporting period, rising demand was met with an ample supply of short-term variable-rate demand notes and tender option bonds, driving tax-exempt money market yields higher, at times, than yields of longer-dated municipal notes. However, unrelenting investor demand later began to overwhelm supply, putting downward pressure on short-term yields.

The fiscal conditions of most New York issuers remained sound during the reporting period, but the economic downturn and layoffs on Wall Street are widely expected to result in renewed budget pressures for New York state and New York city.

Maintaining a Conservative Investment Posture

We generally maintained a cautious investment approach, and as always, conducted our own internal credit analysis. In some cases, these research efforts identified municipal money market instruments that, in our judgment, were punished too severely in the downturn and represented attractive values.We have attempted to stagger the maturities of the fund’s holdings to help cushion market volatility and guard against unexpected changes in interest rates.

Over much of the reporting period, we set the fund’s weighted average maturity in a range that was longer than industry averages in an effort to capture higher yields while interest rates fell. However, due to intensifying inflation concerns, it appears that the Fed’s interest-rate reductions may be complete for now.Therefore, we recently reduced the fund’s weighted average maturity to a range that is in line with industry averages.

June 16, 2008

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 1.80% and an annualized effective yield of 2.16%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from December 1, 2007 to May 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2008
	Class A	Class B

Expenses paid per $1,000 †	$ 3.02	$ 4.97
Ending value (after expenses)	$1,011.40	$1,009.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2008
	Class A	Class B

Expenses paid per $1,000 †	$ 3.03	$ 5.00
Ending value (after expenses)	$1,022.00	$1,020.05

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class A shares and .99% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS May 31, 2008 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—101.0%	Rate (%)	Date	Amount ($)	Value ($)

Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	1.73	6/7/08	3,240,000 [a]	3,240,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF-Holland Suites II, L.L.C.
Project) (LOC; TD Banknorth NA)	1.60	6/7/08	3,495,000 [a]	3,495,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Bank)	1.77	6/7/08	3,090,000 [a]	3,090,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.90	6/7/08	3,305,000 [a]	3,305,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
South Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.90	6/7/08	11,830,000 [a]	11,830,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
West Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.90	6/7/08	10,495,000 [a]	10,495,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)	1.70	6/7/08	2,075,000 [a]	2,075,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	1.80	6/7/08	2,270,000 [a]	2,270,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	1.80	6/7/08	1,260,000 [a]	1,260,000
Albany Industrial Development
Agency, IDR (Newkirk
Products, Inc. Project)
(LOC; Bank of America)	1.80	6/7/08	1,620,000 [a]	1,620,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	1.60	6/7/08	8,000,000 [a]	8,000,000
Amsterdam Enlarged City School
District, GO Notes, BAN	4.00	7/3/08	1,200,000	1,200,252
Avoca Central School District,
GO Notes, BAN	3.50	6/26/08	5,191,264	5,193,901
Avoca Central School District,
GO Notes, BAN	4.00	6/26/08	2,100,000	2,100,276
Babylon Industrial Development
Agency, IDR (J. D’Addario and
Company, Inc. Project) (LOC;
Bank of America)	1.85	6/7/08	2,100,000 [a]	2,100,000
Bethlehem Industrial Development
Agency, Housing Revenue (467
Delaware Avenue, LLC Project)
(LOC; FHLB)	1.69	6/7/08	10,690,000 [a]	10,690,000
Board of Cooperative Educational
Services for the Sole
Supervisory District in the
Counties of Cattaraugus,
Allegany, Erie and Wyoming, RAN	4.00	12/30/08	4,000,000	4,019,134
Cincinnatus Central School
District, GO Notes, BAN	4.00	6/18/08	3,641,000	3,641,406
Clinton County Industrial
Development Agency, Civic Facility
Revenue (Champlain Valley
Physicians Hospital Medical Center
Project) (Insured; Radian Group
and Liquidity Facility; Key Bank)	1.60	6/7/08	9,900,000 [a]	9,900,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview
Inc. Project) (LOC; M&T Bank)	1.67	6/7/08	10,610,000 [a]	10,610,000
East Hampton,
GO Notes, BAN	2.00	6/4/09	2,309,000 [b]	2,313,526
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	1.74	6/7/08	2,200,000 [a]	2,200,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	1.74	6/7/08	2,150,000 [a]	2,150,000
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project) (LOC;
HSBC Bank USA)	1.73	6/7/08	4,900,000 [a]	4,900,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project) (LOC;
HSBC Bank USA)	1.70	6/7/08	6,000,000 [a]	6,000,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties) (LOC;
HSBC Bank USA)	2.05	6/7/08	320,000 [a]	320,000
Erie County Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (United
Cerebral Palsy Association of
Western New York, Inc.
Project) (LOC; Key Bank)	1.74	6/7/08	3,990,000 [a]	3,990,000
Glen Cove Housing Authority,
Senior Living Facility Revenue
(The Mayfair at Glen Cove)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	1.64	6/7/08	7,570,000 [a,c]	7,570,000
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,000,223

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Greater Southern Tier Board of
Cooperative Educational
Services Sole Supervisory
District in the Counties of
Steuben, Allegany, Schuyler,
Chemung and Tioga, RAN	3.25	6/30/08	3,600,000	3,605,579
Greene Central School District,
GO Notes, BAN	2.50	2/20/09	2,000,000	2,005,643
Hamburg Central School District,
GO Notes, BAN	4.25	7/3/08	2,300,000	2,300,870
Hempstead Industrial Development
Agency, IDR (FCD Lynbrook LLC
Facility) (Liquidity Facility;
Goldman Sachs Group and LOC;
Goldman Sachs Group)	1.64	6/7/08	6,000,000 [a,c]	6,000,000
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy Corporation)
(LOC; Societe Generale)	1.75	6/7/08	5,200,000 [a]	5,200,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	1.64	6/7/08	6,000,000 [a,c]	6,000,000
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility; Morgan
Stanley Bank)	1.72	6/7/08	15,000,000 [a,c]	15,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	1.30	6/1/08	2,600,000 [a]	2,600,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN AMRO)	1.40	7/8/08	4,550,000	4,550,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project) (LOC;
Key Bank)	1.74	6/7/08	2,275,000 [a]	2,275,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Monroe County Industrial
Development Agency, IDR
(Jamestown Container of
Rochester Inc. Facility) (LOC;
HSBC Bank USA)	1.85	6/7/08	480,000 [a]	480,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Bank)	1.77	6/7/08	2,710,000 [a]	2,710,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	1.72	6/7/08	9,000,000 [a]	9,000,000
New York City
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.15	6/1/08	12,275,000 [a]	12,275,000
New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.35	6/1/08	2,000,000 [a]	2,000,000
New York City
(Insured; FSA and Liquidity
Facility; State Street Bank
and Trust Co.)	1.35	6/1/08	2,300,000 [a]	2,300,000
New York City
(Liquidity Facility; Allied
Irish Banks)	1.30	6/1/08	6,100,000 [a]	6,100,000
New York City
(Liquidity Facility; Dexia
Credit Locale)	1.50	6/1/08	3,000,000 [a]	3,000,000
New York City
(Liquidity Facility; Wachovia Bank)	1.15	6/1/08	16,500,000 [a]	16,500,000
New York City
(LOC; Bank of America)	1.35	6/1/08	2,535,000 [a]	2,535,000
New York City
(LOC; Bank of America)	1.54	6/7/08	29,000,000 [a]	29,000,000
New York City
(LOC; Bayerische Landesbank)	1.15	6/1/08	1,200,000 [a]	1,200,000
New York City
(LOC; JPMorgan Chase Bank)	1.35	6/1/08	2,100,000 [a]	2,100,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City
(LOC; JPMorgan Chase Bank)	1.35	6/1/08	1,000,000 [a]	1,000,000
New York City,
GO Notes	5.25	11/1/08	1,000,000	1,015,535
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Dexia Credit Locale)	1.58	6/7/08	15,000,000 [a]	15,000,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; JPMorgan Chase Bank)	1.75	6/7/08	5,000,000 [a]	5,000,000
New York City Housing Development
Corporation, MFMR (Cook Street
Apartments) (LOC; JPMorgan
Chase Bank)	1.60	6/7/08	19,600,000 [a]	19,600,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (2 Gold
Street) (Liquidity Facility; FNMA)	1.52	6/7/08	3,000,000 [a]	3,000,000
New York City Housing Development
Corporation, Residential Revenue
(Queens College Residences)
(LOC; RBS Citizen’s NA)	1.57	6/7/08	4,600,000 [a]	4,600,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	1.68	6/7/08	5,185,000 [a]	5,185,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC; HSBC
Bank USA)	1.68	6/7/08	6,340,000 [a]	6,340,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	1.60	6/7/08	4,200,000 [a]	4,200,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York
Psychotherapy Project) (LOC;
JPMorgan Chase Bank)	1.60	6/7/08	3,000,000 [a]	3,000,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	1.78	6/7/08	1,830,000 [a]	1,830,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan
Chase Bank)	1.75	6/7/08	3,700,000 [a]	3,700,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	1.55	6/1/08	3,000,000 [a]	3,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Citibank NA)	1.55	6/1/08	1,000,000 [a]	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	1.15	6/1/08	19,600,000 [a]	19,600,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	1.15	6/1/08	3,000,000 [a]	3,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; JPMorgan Chase Bank)	1.55	6/1/08	11,400,000 [a]	11,400,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.30	6/1/08	1,895,000 [a]	1,895,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Royal Bank of Canada)	1.55	6/1/08	3,250,000 [a]	3,250,000
New York State,
GO Notes (LOC; Dexia
Credit Locale)	1.75	6/1/08	3,700,000	3,700,000
New York State Dormitory
Authority, Revenue (Barnard
College) (LOC; RBS Citizen’s NA)	1.57	6/7/08	10,000,000 [a]	10,000,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Dormitory
Authority, Revenue (Columbia
University)	5.75	7/1/08	2,500,000	2,508,714
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	1.60	6/7/08	3,390,000 [a]	3,390,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	1.62	6/7/08	9,730,000 [a]	9,730,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (Insured; MBIA, Inc.
and Liquidity Facility;
Wachovia Bank)	1.75	6/7/08	9,460,000 [a]	9,460,000
New York State Energy Research and
Development Authority, Electric
Facilities Revenue (Long Island
Lighting Company Project)
(LOC; Royal Bank of Scotland)	1.75	6/7/08	2,300,000 [a]	2,300,000
New York State Housing Agency,
Housing Revenue (20 River
Terrace) (Liquidity Facility;
FNMA and LOC; FNMA)	1.50	6/7/08	6,700,000 [a]	6,700,000
New York State Housing Finance
Agency, Housing Revenue
(Rip Van Winkle House)
(LOC; FHLMC)	1.60	6/7/08	6,600,000 [a]	6,600,000
New York State Housing Finance
Agency, Housing Revenue
(Tower 31) (Liquidity
Facility; FHLMC
and LOC; FHLMC)	1.58	6/7/08	10,000,000 [a]	10,000,000
New York State Housing Finance
Agency, Revenue (East 39
Street Housing) (Liquidity
Facility; FNMA and LOC; FNMA)	1.75	6/7/08	4,800,000 [a]	4,800,000
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (LOC; FHLMC)	1.60	6/7/08	6,100,000 [a]	6,100,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank NA)	1.59	6/7/08	5,075,000 [a,c]	5,075,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Dexia
Credit Locale)	1.58	6/7/08	10,000,000 [a]	10,000,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	1.68	6/7/08	6,360,000 [a,c]	6,360,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.,
Niagara County Chapter)
(LOC; Key Bank)	1.74	6/7/08	3,215,000 [a]	3,215,000
North Greenbush,
GO Notes, BAN	2.75	4/17/09	2,520,000	2,527,483
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,300,000	1,300,153
Olean,
GO Notes, BAN	4.00	8/14/08	2,170,000	2,170,843
Ontario County Industrial
Development Agency, IDR
(Robert C. Horton/Ultrafab)
(LOC; JPMorgan Chase Bank)	1.75	6/7/08	1,100,000 [a]	1,100,000
Orangetown,
GO Notes, BAN	4.00	10/3/08	1,345,000	1,347,508
Patchogue-Medford Union Free
School District, GO Notes, TAN	4.50	6/27/08	10,500,000	10,508,496
Port Authority of New York and New
Jersey, Equipment Notes	1.68	6/7/08	5,600,000 [a]	5,600,000
Rome City School District,
RAN	2.25	6/25/09	6,100,000 [b]	6,120,923
Saint Lawrence County Industrial
Development Agency, IDR (Saint
Lawrence County Newspapers
Corporation Project)
(LOC; Key Bank)	1.81	6/7/08	1,400,000 [a]	1,400,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Salamanca City Central School
District, GO Notes, BAN	4.00	9/26/08	1,500,000	1,504,110
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center Project) (LOC; Key Bank)	1.70	6/7/08	3,800,000 [a]	3,800,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital of Schoharie County
Project) (LOC; Key Bank)	1.74	6/7/08	1,950,000 [a]	1,950,000
Scio Central School District,
GO Notes, BAN	4.00	6/30/08	1,760,831	1,761,900
Southeast Industrial Development
Agency, IDR (Unilock New York,
Inc. Project) (LOC; Bank One)	2.50	6/7/08	2,600,000 [a]	2,600,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Touro
College Project) (LOC;
JPMorgan Chase Bank)	1.50	6/7/08	8,300,000 [a]	8,300,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	1.55	6/7/08	2,940,000 [a]	2,940,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.00	6/1/08	5,725,000	5,725,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	1.70	6/7/08	5,000,000 [a,c]	5,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	1.70	6/7/08	20,000,000 [a,c]	20,000,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tuckahoe Union Free School
District, GO Notes, TAN	4.25	6/18/08	2,500,000	2,500,419
Ulster County Industrial
Development Agency, IDR (De
Luxe Packaging Corporation
Project) (LOC; National Bank
of Canada)	1.80	6/7/08	2,500,000 [a]	2,500,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	1.81	6/7/08	2,555,000 [a]	2,555,000
Watervliet City School District,
GO Notes, BAN	4.00	6/30/08	2,200,000	2,200,339
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	1.60	6/7/08	2,900,000 [a]	2,900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	1.60	6/7/08	1,800,000 [a]	1,800,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	1.77	6/7/08	14,600,000 [a]	14,600,000

Total Investments (cost $600,582,233)			101.0%	600,582,233

Liabilities, Less Cash and Receivables			(1.0%)	(5,993,776)

Net Assets			100.0%	594,588,457

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, these securities amounted to $71,005,000 or 11.9% of net assets.

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

18

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	83.0
AAA,AA,A [d]		Aaa,Aa,A [d]		AAA,AA,A [d]	3.3
Not Rated [e]		Not Rated [e]		Not Rated [e]	13.7
					100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES May 31, 2008 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	600,582,233	600,582,233
Cash		9,280,230
Interest receivable		3,122,550
Prepaid expenses and other assets		112,687
		613,097,700

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		324,740
Payable for investment securities purchased		18,144,506
Payable for shares of Beneficial Interest redeemed		249
Accrued expenses		39,748
		18,509,243

Net Assets ($)		594,588,457

Composition of Net Assets ($):
Paid-in capital		594,272,840
Accumulated undistributed investment income—net		261,490
Accumulated net realized gain (loss) on investments		54,127

Net Assets ($)		594,588,457

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	408,272,746	186,315,711
Shares Outstanding	408,062,505	186,225,087

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

20

STATEMENT OF OPERATIONS Six Months Ended May 31, 2008 (Unaudited)
Investment Income ($):
Interest Income	7,048,783
Expenses:
Management fee—Note 2(a)	1,260,385
Shareholder servicing costs—Note 2(c)	350,080
Distribution and prospectus fees—Note 2(b)	161,262
Professional fees	30,424
Custodian fees—Note 2(c)	27,848
Registration fees	20,265
Trustees’ fees and expenses—Note 2(d)	13,779
Prospectus and shareholders’ reports	6,878
Miscellaneous	15,682
Total Expenses	1,886,603
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(42,836)
Less—reduction in fees due to
earnings credits—Note 1(b)	(25,908)
Net Expenses	1,817,859
Investment Income—Net	5,230,924

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	35,327
Net Increase in Net Assets Resulting from Operations	5,266,251

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2008	Year Ended
	(Unaudited)	November 30, 2007

Operations ($):
Investment income—net	5,230,924	9,964,760
Net realized gain (loss) on investments	35,327	18,800
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,266,251	9,983,560

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(3,790,754)	(7,439,855)
Class B Shares	(1,440,170)	(2,577,153)
Total Dividends	(5,230,924)	(10,017,008)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	650,264,728	639,015,339
Class B Shares	411,824,035	515,160,122
Dividends reinvested:
Class A Shares	3,705,261	7,131,942
Class B Shares	1,440,170	2,567,015
Cost of shares redeemed:
Class A Shares	(541,666,567)	(630,205,867)
Class B Shares	(362,085,661)	(460,132,265)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	163,481,966	73,536,286
Total Increase (Decrease) in Net Assets	163,517,293	73,502,838

Net Assets ($):
Beginning of Period	431,071,164	357,568,326
End of Period	594,588,457	431,071,164
Undistributed investment income—net	261,490	261,490

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended November 30,
	May 31, 2008
Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.030	.028	.017	.005	.005
Distributions:
Dividends from
investment income—net	(.011)	(.030)	(.028)	(.017)	(.005)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.27[a]	3.08	2.79	1.67	.52	.46

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61[a]	.66	.66	.66	.66	.65
Ratio of net expenses
to average net assets	.60[a]	.66[b]	.66[b]	.65	.66[b]	.65[b]
Ratio of net investment income
to average net assets	2.19[a]	3.02	2.75	1.66	.52	.47

Net Assets, end of period
($ x 1,000)	408,273	295,960	280,041	315,824	291,725	314,874

[a]	Annualized.
[b]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Year Ended November 30,
	May 31, 2008
Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.009	.027	.024	.013	.002	.003
Distributions:
Dividends from
investment income—net	(.009)	(.027)	(.024)	(.013)	(.002)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.89[a]	2.74	2.43	1.32	.22	.31

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[a]	1.08	1.07	1.08	1.08	1.07
Ratio of net expenses
to average net assets	.99[a]	1.00	1.00	.99	.95	.80
Ratio of net investment income
to average net assets	1.82[a]	2.69	2.40	1.46	.20	.32

Net Assets, end of period
($ x 1,000)	186,316	135,111	77,527	92,293	25,609	38,468

[a] Annualized.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2008, sub-accounting service fees amounted to $39,652 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	600,582,233
Level 3—Significant Unobservable Inputs	0
Total	600,582,233

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended May 31, 2008.

As of and during the period ended May 31, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2007 were as follows: tax exempt income $9,703,270 and ordinary income $313,738.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2008, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distrib-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

uting prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2008, Class B shares were charged $161,262, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2008, Class A shares were charged $65,216 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2007 through May 31, 2008, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2008, Class B shares were charged $198,261 pursuant to the Class B Shareholder Services Plan, of which $42,836 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2008, the fund was charged $31,651 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2008, the fund was charged $2,481 pursuant to the cash management agreement.

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2008, the fund was charged $27,848 pursuant to the custody agreement.

During the period ended May 31, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $243,298, Rule 12b-1 distribution plan fees $29,671, shareholder services plan fees $44,507, custody fees $1,571, chief compliance officer fees $2,350 and transfer agency per account fees $10,553, which are offset against an expense reimbursement currently in effect in the amount of $7,210.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)